Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2020		Mar. 31, 2019
Assets:
Cash and cash equivalents		¥ 982,666		¥ 1,161,032
Restricted Cash		152,618		122,548
Equity securities	[1]	492,902		549,047
Trading debt securities		7,431		1,564
Available-for-sale debt securities		1,631,185		1,264,244
Held-to-maturity debt securities		113,805		114,061
Other Assets:
Derivative assets		30,538		13,998
Liabilities:
Short-term debt		336,832		309,549
Deposits		2,231,703		1,927,741
Long-term debt		4,279,354		4,186,222
Other Liabilities:
Derivative liabilities		64,497		24,461
Level 1
Assets:
Cash and cash equivalents		982,666		1,161,032
Restricted Cash		152,618		122,548
Installment loans (net of allowance for probable loan losses)		0		0
Equity securities		58,400	[2]	68,631	[3]
Trading debt securities		0		0
Available-for-sale debt securities		21,490		24,831
Held-to-maturity debt securities		0		0
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		207,950		199,590
Equity securities		232,873	[2]	295,769	[3]
Trading debt securities		7,431		1,564
Available-for-sale debt securities		1,521,342		1,138,966
Held-to-maturity debt securities		118,472		120,714
Other Assets:
Time deposits		5,918		4,754
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		336,832		309,549
Deposits		2,088,513		1,782,753
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,247,587		1,158,287
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		3,445,092		3,029,160
Equity securities		83,901	[2]	61,193	[3]
Trading debt securities		0		0
Available-for-sale debt securities		88,353		100,447
Held-to-maturity debt securities		24,717		23,612
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		8,298		30,400
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		214,048		244,653
Long-term debt		3,044,110		3,041,054
Other Liabilities:
Derivative liabilities	[4]	0		0
Carrying amount
Assets:
Cash and cash equivalents		982,666		1,161,032
Restricted Cash		152,618		122,548
Installment loans (net of allowance for probable loan losses)		3,695,342		3,231,708
Equity securities		375,174	[2]	425,593	[3]
Trading debt securities		7,431		1,564
Available-for-sale debt securities		1,631,185		1,264,244
Held-to-maturity debt securities		113,805		114,061
Other Assets:
Time deposits		5,918		4,754
Derivative assets	[4]	30,538		13,998
Reinsurance recoverables (Investment contracts)		8,625		29,989
Liabilities:
Short-term debt		336,832		309,549
Deposits		2,086,765		1,782,198
Policy liabilities and Policy account balances (Investment contracts)		213,885		244,497
Long-term debt		4,279,354		4,186,222
Other Liabilities:
Derivative liabilities	[4]	64,497		24,461
Estimated fair value
Assets:
Cash and cash equivalents		982,666		1,161,032
Restricted Cash		152,618		122,548
Installment loans (net of allowance for probable loan losses)		3,653,042		3,228,750
Equity securities		375,174	[2]	425,593	[3]
Trading debt securities		7,431		1,564
Available-for-sale debt securities		1,631,185		1,264,244
Held-to-maturity debt securities		143,189		144,326
Other Assets:
Time deposits		5,918		4,754
Derivative assets	[4]	30,538		13,998
Reinsurance recoverables (Investment contracts)		8,298		30,400
Liabilities:
Short-term debt		336,832		309,549
Deposits		2,088,513		1,782,753
Policy liabilities and Policy account balances (Investment contracts)		214,048		244,653
Long-term debt		4,291,697		4,199,341
Other Liabilities:
Derivative liabilities	[4]	¥ 64,497		¥ 24,461

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥324,220 million and ¥254,853 million as of March 31, 2019 and 2020, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥75,923 million and ¥70,129 million as of March 31, 2019 and 2020, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥5,811 million and ¥6,326 million as of March 31, 2019 and 2020, respectively.
[2]	The amount of ¥11,631 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥12,100 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”